14. Profit Sharing and Retirement Savings Plan (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Profit Sharing And Retirement Savings Plan Details Narrative
Discretionary profit sharing contribution (in hundredths)	1.50%
Employer's matching contribution of employee's initial contribution (in hundredths)	100.00%
Employee's initial contribution (in hundredths)	1.00%
Employer's matching contributions of employee's next contribution (in hundredths)	50.00%
Employee's post initial contribution (in hundredths)	5.00%
Cost of Bank contributions under savings plan	$ 303	$ 300